Segmented information - Disclosure of revenue information by location (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of geographical areas [line items]
Revenue	$ 14,676,152,000	$ 14,296,360,000
Western and Southern Europe
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,548,856,000	2,563,876,000
Revenue	2,600,198,000	2,605,926,000
Western and Southern Europe | France
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,253,580,000	2,277,088,000
Western and Southern Europe | Portugal
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	120,471,000	116,928,000
Western and Southern Europe | Spain
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	118,693,000	114,341,000
Western and Southern Europe | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	56,112,000	55,519,000
U.S. | U.S.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	4,574,294,000	4,404,982,000
U.S. Commercial and State Government
Disclosure of geographical areas [line items]
Revenue	2,327,309,000	2,277,996,000
U.S. Commercial and State Government | U.S.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,564,710,000	2,461,366,000
U.S. Federal
Disclosure of geographical areas [line items]
Revenue	2,001,391,000	1,935,238,000
U.S. Federal | U.S.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,009,584,000	1,943,616,000
Canada
Disclosure of geographical areas [line items]
Revenue	2,034,995,000	2,064,659,000
Canada | Canada
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	2,208,938,000	2,232,091,000
Scandinavia and Central Europe
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	1,761,346,000	1,740,285,000
Revenue	1,658,172,000	1,648,356,000
Scandinavia and Central Europe | Germany
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	959,129,000	925,679,000
Scandinavia and Central Europe | Sweden
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	692,192,000	691,240,000
Scandinavia and Central Europe | Norway
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	110,025,000	123,366,000
U.K. and Australia
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	1,793,966,000	1,679,241,000
Revenue	1,584,833,000	1,455,529,000
U.K. and Australia | U.K.
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	1,722,485,000	1,588,665,000
U.K. and Australia | Australia
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	71,481,000	90,576,000
Finland, Poland and Baltics
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	913,523,000	870,450,000
Revenue	859,263,000	828,951,000
Finland, Poland and Baltics | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	70,958,000	49,564,000
Finland, Poland and Baltics | Finland
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	842,565,000	820,886,000
Northwest and Central-East Europe
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	868,115,000	801,928,000
Revenue	828,726,000	755,901,000
Northwest and Central-East Europe | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	65,789,000	61,854,000
Northwest and Central-East Europe | Netherlands
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	633,337,000	571,757,000
Northwest and Central-East Europe | Denmark
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	89,852,000	95,758,000
Northwest and Central-East Europe | Czech Republic
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	79,137,000	72,559,000
Asia Pacific
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	7,114,000	3,507,000
Revenue	956,145,000	904,038,000
Asia Pacific | Others
Disclosure of geographical areas [line items]
Revenue, including intersegment sales	$ 7,114,000	$ 3,507,000